================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 94.9%

                                                                    SHARES          VALUE
                                                                  ----------    -------------
ARGENTINA - 0.7%
  Banco Macro ADR ............................................        34,200    $   1,298,574
  Petrobras Energia ADR ......................................        73,025        1,069,086
  Telecom Argentina ADR ......................................       113,725        2,075,481
                                                                                -------------
                                                                                    4,443,141
                                                                                -------------
BRAZIL - 6.1%
  Banco Bradesco ADR .........................................       158,248        2,948,160
  Banco do Brasil ............................................       294,500        5,086,818
  Cia de Saneamento Basico do Estado de Sao Paulo ............       257,721        5,113,419
  Cia Energetica de Minas Gerais ADR .........................        29,059          441,697
  Cosan, Cl A * ..............................................       178,382        2,026,419
  EDP - Energias do Brasil ...................................        49,000          987,517
  Embratel Participacoes .....................................           794                5
  Gerdau ADR .................................................        55,215          808,348
  Itau Unibanco Holding ADR ..................................       138,966        3,111,449
  Light ......................................................       100,200        1,259,332
  Obrascon Huarte Lain Brasil ................................         7,700          198,494
  Petroleo Brasileiro ADR ....................................       441,800       16,081,520
  Seara Alimentos * (a) ......................................           911                3
  Tim Participacoes * ........................................             1                4
  Vale, Cl B ADR .............................................        48,895        1,359,281
  Vivo Participacoes ADR .....................................        44,596        1,192,497
                                                                                -------------
                                                                                   40,614,963
                                                                                -------------
CHILE - 2.4%
  Banco Santander Chile ADR ..................................       102,689        8,524,214
  Cia Cervecerias Unidas ADR .................................         6,645          351,654
  Enersis ADR ................................................       326,191        6,765,201
                                                                                -------------
                                                                                   15,641,069
                                                                                -------------
CHINA - 6.4%
  Baidu ADR * ................................................        53,648        4,367,484
  Bank of China ..............................................    14,912,000        7,871,561
  China Petroleum & Chemical .................................    12,728,000       10,258,305
  China Sports International * ...............................       670,000           59,139

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                    SHARES          VALUE
                                                                  ----------    -------------
CHINA - CONTINUED
  China Telecom ..............................................     5,320,000    $   2,664,418
  Dongfeng Motor Group .......................................     3,950,000        5,512,740
  First Tractor ..............................................       328,000          214,948
  Harbin Power Equipment .....................................       242,000          211,868
  Industrial & Commercial Bank of China ......................    12,258,000        9,358,697
  Jiangling Motors ...........................................        67,800          151,014
  Luthai Textile .............................................       147,700          118,660
  PICC Property & Casualty * .................................       560,000          566,698
  Qingling Motors ............................................       464,000          117,089
  Shanghai Friendship Group (a) ..............................       327,270          470,941
  Tsann Kuen China Enterprise * ..............................       501,700          110,454
  Weiqiao Textile ............................................       193,500          134,778
                                                                                -------------
                                                                                   42,188,794
                                                                                -------------
CZECH REPUBLIC - 0.5%
  Komercni Banka .............................................        16,129        3,133,533
  Pegas Nonwovens ............................................         5,000          114,885
                                                                                -------------
                                                                                    3,248,418
                                                                                -------------
EGYPT - 0.7%
  Al Ezz Steel Rebars SAE * ..................................       408,960        1,281,841
  Alexandria Mineral Oils ....................................        24,485          176,422
  Commercial International Bank ..............................       223,642        1,525,530
  Sidi Kerir Petrochemcials ..................................        64,030          129,228
  Talaat Moustafa Group * ....................................       508,978          645,551
  Telecom Egypt ..............................................       282,406          842,060
                                                                                -------------
                                                                                    4,600,632
                                                                                -------------
HONG KONG - 2.9%
  China Mobile ...............................................     1,814,000       18,345,290
  China Pharmaceutical Group .................................       738,000          415,220
  TPV Technology .............................................     1,172,000          740,884
                                                                                -------------
                                                                                   19,501,394
                                                                                -------------
HUNGARY - 0.2%
  OTP Bank ...................................................        65,212        1,574,944
                                                                                -------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                    SHARES           VALUE
                                                                  ----------    -------------
INDIA - 13.6%
  Allahabad Bank .............................................       298,588    $   1,236,280
  Ambuja Cements .............................................        62,924          159,889
  Andhra Bank ................................................       452,192        1,396,274
  Apollo Tyres ...............................................     2,362,639        3,256,528
  Bank of Baroda .............................................       530,557        8,610,107
  Bharat Petroleum ...........................................       158,486        2,193,199
  Canara Bank ................................................       565,211        5,840,473
  Central Bank of India ......................................       162,604          585,038
  Dena Bank ..................................................       619,669        1,321,943
  Grasim Industries ..........................................        33,170        1,312,240
  Gujarat State Fertilisers & Chemicals ......................        30,566          188,532
  Hindalco Industries ........................................     1,493,447        5,165,535
  Hindustan Petroleum ........................................       346,740        3,241,899
  IDBI Bank ..................................................       619,251        1,589,536
  Indian Bank ................................................       294,635        1,428,370
  MRF ........................................................         1,146          181,183
  NIIT Technologies ..........................................       156,447          607,768
  Oil & Natural Gas ..........................................       378,997       10,142,829
  Oriental Bank of Commerce ..................................       266,565        2,316,344
  Patni Computer Systems .....................................       244,250        2,471,214
  PSL ........................................................        44,217          127,710
  Punjab National Bank .......................................       466,027       10,760,539
  Ruchi Soya Industries ......................................        85,220          187,407
  Samruddhi Cement ...........................................        40,348          414,577
  Sasken Communications Technologies .........................       470,374        2,016,541
  Sesa Goa * .................................................       719,708        5,608,165
  SREI Infrastructure Finance ................................        89,924          159,442
  SRF ........................................................        48,053          248,402
  State Bank of India ........................................       153,167        8,269,234
  Steel Authority of India ...................................     1,369,717        6,027,227
  Syndicate Bank .............................................        62,074          140,323
  Tata Chemicals .............................................        20,303          147,499
  Union Bank of India ........................................       342,372        2,345,130

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                    SHARES          VALUE
                                                                  ----------    -------------
INDIA - CONTINUED
  Uttam Galva Steels * .......................................           726    $       1,872
  Welspun-Gujarat Stahl ......................................        59,674          318,643
                                                                                -------------
                                                                                   90,017,892
                                                                                -------------
INDONESIA - 0.7%
  Bank Negara Indonesia Persero ..............................     3,709,000        1,255,705
  Gajah Tunggal ..............................................     4,955,000          682,110
  Gudang Garam ...............................................       163,000          638,500
  Holcim Indonesia * .........................................       715,500          190,186
  Indo Tambangraya Megah .....................................       245,500        1,030,358
  Semen Gresik Persero .......................................       718,500          743,831
                                                                                -------------
                                                                                    4,540,690
                                                                                -------------
ISRAEL - 0.0%
  IDB Holding ................................................         4,799          124,565
                                                                                -------------
MALAYSIA - 2.6%
  AMMB Holdings ..............................................       294,500          476,567
  Axiata Group * .............................................       152,400          203,998
  Boustead Heavy Industries ..................................        76,000          103,642
  CIMB Group Holdings ........................................       551,800        1,283,054
  KUB Malaysia ...............................................       603,700           92,950
  Kulim Malaysia .............................................       104,100          258,737
  Land & General * ...........................................     4,219,800          656,340
  Malayan Banking ............................................     1,427,700        3,472,238
  Malaysia Building Society ..................................       469,900          220,000
  Proton Holdings * ..........................................       803,100        1,160,804
  Public Bank ................................................       513,061        1,960,353
  RHB Capital ................................................       172,900          352,591
  Telekom Malaysia ...........................................     4,284,700        4,523,674
  Tenaga Nasional ............................................       661,200        1,784,669
  Top Glove ..................................................       313,400          653,881
                                                                                -------------
                                                                                   17,203,498
                                                                                -------------
MEXICO - 4.8%
  Alfa, Cl A, Ser A ..........................................       408,200        3,148,689

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                    SHARES          VALUE
                                                                  ----------    -------------
MEXICO - CONTINUED
  Alsea ......................................................       200,200    $     197,860
  America Movil, Ser L .......................................     6,014,600       14,898,830
  Bio Pappel * ...............................................       169,500          139,108
  Coca-Cola Femsa ............................................        25,000          171,927
  Coca-Cola Femsa ADR ........................................        55,914        3,830,109
  Gruma, Cl B * ..............................................        79,800          119,248
  Grupo Aeroportuario del Pacifico ADR .......................        39,055        1,268,897
  Grupo Aeroportuario del Pacifico, Cl B .....................       238,051          770,554
  Organizacion Soriana, Cl B .................................       133,500          358,877
  Telefonos de Mexico ADR ....................................       307,148        4,438,288
  Telefonos de Mexico, Ser L .................................     3,090,400        2,233,294
                                                                                -------------
                                                                                   31,575,681
                                                                                -------------
PAKISTAN - 0.5%
  Attock Refinery * ..........................................       733,900          788,167
  Bank Alfalah ...............................................       904,800          108,321
  Bank of Punjab * ...........................................     1,350,437          167,378
  DG Khan Cement * ...........................................     1,948,800          639,764
  National Bank of Pakistan ..................................       238,875          201,642
  National Refinery ..........................................        82,197          199,087
  Nishat Mills ...............................................       763,000          469,621
  Pakistan Telecommunication .................................     3,784,181          892,747
                                                                                -------------
                                                                                    3,466,727
                                                                                -------------
PERU - 0.2%
  Credicorp ..................................................        13,003        1,270,653
                                                                                -------------

PHILIPPINES - 0.7%
  Philippine Long Distance Telephone .........................        79,388        4,227,040
  Universal Robina ...........................................       392,100          283,399
                                                                                -------------
                                                                                    4,510,439
                                                                                -------------
POLAND - 2.9%
  Bank Zachodni WBK ..........................................         1,908          114,685
  Boryszew * .................................................        50,286           49,147
  Getin Holding * ............................................        38,968          130,380

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                    SHARES         VALUE
                                                                 -----------   ------------
POLAND - CONTINUED
  Grupa Lotos * .............................................         53,650   $    565,077
  KGHM Polska Miedz .........................................        217,263      7,552,358
  Polimex-Mostostal .........................................        118,189        183,281
  Polski Koncern Naftowy Orlen ..............................        601,435      7,651,421
  Telekomunikacja Polska ....................................        559,848      2,901,835
                                                                               ------------
                                                                                 19,148,184
                                                                               ------------
RUSSIA - 3.7%
  OAO Gazprom ADR ...........................................        760,612     16,414,007
  Surgutneftegas ADR ........................................        788,416      7,994,538
                                                                               ------------
                                                                                 24,408,545
                                                                               ------------
SINGAPORE - 1.0%
  China Yuchai International ................................         38,861        701,441
  Yangzijiang Shipbuilding Holdings .........................      5,474,000      5,838,397
                                                                               ------------
                                                                                  6,539,838
                                                                               ------------
SOUTH AFRICA - 3.4%
  Aveng .....................................................        556,124      2,750,571
  DataTec ...................................................         54,703        277,320
  Gold Fields ADR ...........................................        295,178      3,993,758
  Harmony Gold Mining ADR ...................................         45,792        457,920
  Imperial Holdings .........................................        200,842      2,659,894
  Investec ..................................................        306,239      2,502,407
  Kumba Iron Ore ............................................          3,540        179,851
  Metropolitan Holdings .....................................         61,370        145,700
  Mittal Steel South Africa .................................        312,846      3,653,958
  Sappi .....................................................         31,837        153,224
  Standard Bank Group .......................................         11,670        181,876
  Telkom ....................................................        433,298      2,027,654
  Wilson Bayly Holmes-Ovcon ........................ ........         23,892        370,550
  Woolworths Holdings .......................................        989,854      3,532,523
                                                                               ------------
                                                                                 22,887,206
                                                                               ------------
SOUTH KOREA - 19.0%
  AtlasBX ...................................................        262,941      5,027,467
  CJ ........................................................         20,202      1,264,761

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED


                                                                    SHARES         VALUE
                                                                 -----------   ------------
SOUTH KOREA - CONTINUED
  CJ CheilJedang ............................................          1,189   $    237,901
  Daesang ...................................................            540          4,034
  Daou Data .................................................         44,716        106,305
  Display Tech ..............................................         38,984         93,008
  Dongwoo * .................................................         33,525        109,481
  Global & Yuasa Battery ....................................          9,030        231,862
  GS Holdings ...............................................          8,640        302,985
  Halim * ...................................................         42,625        116,119
  Halla Climate Control .....................................          9,580        140,215
  Hana Financial Group ......................................        245,230      7,313,331
  Hanil E-Wha ...............................................        199,070      1,374,290
  Hankook Tire ..............................................         38,140        866,378
  Hanwha ....................................................        166,430      5,646,229
  Hanwha Chemical ...........................................        181,150      2,950,201
  Hite Holdings .............................................         14,760        263,482
  Honam Petrochemical .......................................         38,093      5,559,258
  Husteel ...................................................         22,760        325,418
  Hyosung ...................................................          6,008        417,307
  Hyundai DSF ...............................................         11,420         87,244
  Hyundai Marine & Fire Insurance ...........................         51,150      1,051,561
  Hyundai Motor .............................................         90,926     11,461,907
  In the F * ................................................         76,100         75,649
  IS Dongseo ................................................         14,540        174,677
  IsuPetasys ................................................        324,080        934,952
  Kia Motors ................................................        257,010      6,718,789
  Kolon Industries ..........................................         25,730        736,853
  KP Chemical ...............................................         72,740        701,553
  KT ........................................................        168,368      6,096,574
  Kyeryong Construction Industrial ..........................         18,032        215,865
  LG ........................................................        118,383      8,192,664
  LG Display ................................................        202,430      6,216,759
  LG Electronics ............................................        106,380      9,045,000
  LIG Insurance .............................................         10,340        223,508

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                    SHARES         VALUE
                                                                 -----------   ------------
SOUTH KOREA - CONTINUED
  ON*Media * ................................................        147,360   $    380,244
  Pacific ...................................................          1,322        168,326
  Samsung Electronics .......................................         40,380     27,671,574
  SK Chemicals ..............................................          6,614        372,107
  SK Holdings ...............................................         77,828      6,110,354
  Sungwoo Hitech ............................................          3,409         47,443
  TS ........................................................         11,184        357,661
  Woori Finance Holdings ....................................        441,380      5,489,244
  Youngone ..................................................         86,328        653,668
  Youngone Holdings .........................................         21,582        497,555
                                                                               ------------
                                                                                126,031,763
                                                                               ------------
TAIWAN - 14.1%
  AcBel Polytech ............................................        460,205        358,657
  Advanced Semiconductor Engineering ........................        701,738        552,385
  Altek .....................................................        283,000        411,878
  AmTRAN Technology .........................................      1,213,485      1,166,009
  Asia Polymer ..............................................        506,000        460,864
  Asia Vital Components .....................................          6,960          8,452
  Asustek Computer ..........................................        343,800      2,598,676
  AU Optronics ..............................................      3,806,000      3,615,402
  Avermedia Technologies ....................................         51,000         66,005
  Chang Hwa Commercial Bank .................................      1,173,000        620,460
  Cheng Loong ...............................................      1,861,000        693,142
  Cheng Shin Rubber Industry ................................        200,000        512,676
  China Life Insurance ......................................      5,392,373      4,810,098
  China Metal Products ......................................        213,000        292,000
  Chin-Poon Industrial ......................................        568,000        419,556
  Chunghwa Telecom ..........................................        122,000        259,274
  CMC Magnetics * ...........................................      1,006,000        269,841
  Compal Electronics ........................................      6,298,892      8,270,376
  Coretronic ................................................      1,719,000      2,396,916
  E.Sun Financial Holding ...................................        138,000         64,141
  Elitegroup Computer Systems ...............................      1,866,000        695,005

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                    SHARES         VALUE
                                                                 -----------   ------------
TAIWAN - CONTINUED
  Feng TAY Enterprise .......................................         99,640   $     90,128
  Formosa Chemicals & Fibre .................................        223,000        486,482
  FSP Technology ............................................        215,211        256,300
  Fubon Financial Holding ...................................      8,198,000     10,083,925
  GigaMedia * ...............................................        205,257        441,303
  GMI Technology * ..........................................        148,000        110,711
  Greatek Electronics * .....................................         63,000         62,310
  Hai Kwang Enterprise ......................................        303,571        160,099
  Hannstar Board * ..........................................        446,000        367,828
  Ho Tung Chemical * ........................................         62,000         31,437
  HUA ENG Wire & Cable ......................................        436,000        149,427
  Huaku Construction ........................................        168,479        378,089
  Hwa Fong Rubber * .........................................         75,000         29,225
  Hwacom Systems ............................................        156,999         86,976
  Inventec ..................................................      3,711,820      1,974,991
  Inventec Appliances .......................................      1,647,900      1,366,803
  Kenda Rubber Industrial ...................................        224,600        240,065
  King Yuan Electronics .....................................      2,127,000        958,648
  L&K Engineering ...........................................         99,000        108,141
  Leader Electronics ........................................        165,000        137,371
  Li Peng Enterprise * ......................................        178,000         81,061
  Lingsen Precision Industries ..............................        370,000        224,085
  LITE-ON IT ................................................      1,731,000      1,939,587
  Lite-On Technology ........................................      5,700,430      7,297,264
  Long Bon International ....................................        365,000        147,942
  Macronix International ....................................      8,386,351      5,604,025
  Mega Financial Holding ....................................      1,141,000        683,886
  Mercuries & Associates * ..................................        166,000         97,158
  Nien Hsing Textile ........................................        226,000        132,983
  Pegatron * ................................................        925,343      1,071,602
  Phihong Technology * ......................................        233,000        261,441
  Pou Chen ..................................................      4,731,270      3,628,047
  Powertech Technology ......................................        367,750      1,127,997

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                    SHARES        VALUE
                                                                 -----------   ------------
TAIWAN - CONTINUED
  P-Two Industries ..........................................         49,000   $     78,369
  Quanta Computer ...........................................      2,072,866      3,762,949
  Quanta Storage ............................................        218,000        279,067
  Radiant Opto-Electronics ..................................        534,570        727,818
  Sampo * ...................................................        639,000        101,600
  Sanyang Industry ..........................................        562,000        264,729
  Shihlin Electric & Engineering ............................        261,000        282,240
  Sigurd Microelectronics ...................................        243,000        189,761
  Silicon Motion Technology ADR * ...........................         24,043        127,428
  Sinon .....................................................        291,420        124,960
  Taishin Financial Holding .................................      1,470,538        658,175
  Taiwan Business Bank * ....................................        385,000        114,114
  Taiwan Cooperative Bank ...................................        425,000        276,017
  Taiwan Life Insurance .....................................        424,936        422,941
  Taiwan Union Technology ...................................          9,000          4,873
  Teco Electric and Machinery ...............................      1,246,000        600,576
  Tsann Kuen Enterprise .....................................        379,500        709,113
  TYC Brother Industrial ....................................        156,560        103,638
  United Microelectronics ...................................     16,325,000      7,255,556
  USI .......................................................      3,074,000      2,107,061
  Vanguard International Semiconductor ......................         12,000          4,995
  Ve Wong ...................................................        121,800        102,358
  Walsin Technology .........................................        181,000        104,804
  Weikeng Industrial ........................................        215,000        145,352
  Winbond Electronics * .....................................         26,000          6,640
  Wistron ...................................................      2,876,898      4,655,262
  WUS Printed Circuit * .....................................        295,000        130,188
  Yageo * ...................................................      2,255,000      1,009,280
  Yosun Industrial ..........................................        361,000        604,491
                                                                               ------------
                                                                                 93,313,505
                                                                               ------------
THAILAND - 4.1%
  Bangchak Petroleum ........................................        810,100        364,231
  Bangkok Bank ..............................................        946,500      4,006,116

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                                 SHARES        VALUE
                                                                                ---------   -------------
THAILAND - CONTINUED
   Bank of Ayudhya .......................................................        633,100   $     404,399
   CalComp Electronics ...................................................      1,779,000         299,562
   Charoen Pokphand Foods ................................................      9,846,700       7,358,309
   Electricity Generating ................................................        419,200       1,114,617
   KGI Securities Thailand ...............................................      3,174,600         126,000
   Kiatnakin Bank ........................................................        715,800         676,958
   Krung Thai Bank .......................................................      4,913,000       1,980,434
   Lanna Resources .......................................................        234,800         125,955
   Padaeng Industry ......................................................        182,800         129,802
   Property Perfect ......................................................      4,056,200         568,497
   Sansiri ...............................................................        832,300         149,685
   Siam Commercial Bank ..................................................        935,000       2,580,310
   STP & I ...............................................................        278,800         350,121
   Thai Airways International ............................................      1,650,800       1,765,972
   Thai Union Frozen Products ............................................        112,400         171,650
   Thaicom * .............................................................         36,500           6,678
   Thanachart Capital ....................................................      2,821,800       2,624,930
   TPI Polene ............................................................      5,195,500       2,110,420
   True * ................................................................      3,965,800         541,070
                                                                                            -------------
                                                                                               27,455,716
                                                                                            -------------
TURKEY - 3.7%
   Arcelik ...............................................................      1,390,163       6,894,365
   Aygaz .................................................................        305,497       1,352,387
   Eczacibasi Yatirim Holding ............................................        557,648       1,841,256
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
     Ticaret .............................................................        987,994       1,519,282
   Haci Omer Sabanci Holding .............................................      1,531,185       7,135,065
   Is Yatirim Menkul Degerler ............................................        138,502         197,307
   Menderes Tekstil Sanayi ve Ticaret AS * ...............................        305,732         120,078
   Petkim Petrokimya Holding * ...........................................        348,275         507,737
   Pinar Entegre Et ve Un Sanayi .........................................         43,360         181,845
   Turk Hava Yollari * ...................................................        617,807       1,793,129

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

COMMON STOCK - CONTINUED

                                                                                  SHARES         VALUE
                                                                                ----------    ------------
TURKEY - CONTINUED
   Turkiye Vakiflar Bankasi Tao, Cl D ....................................       1,207,932    $  3,280,763
                                                                                              ------------
                                                                                                24,823,214
                                                                                              ------------
   TOTAL COMMON STOCK
     (Cost $510,140,095) .................................................                     629,131,471
                                                                                              ------------
PREFERRED STOCK - 4.3%
BRAZIL - 4.3%
   Banco do Estado do Rio Grande do Sul ..................................          56,200         485,044
   Brasil Telecom * ......................................................               1               7
   Braskem, Ser A ........................................................          99,900         753,791
   Centrais Eletricas Brasileiras, Cl A ..................................         413,500       6,366,960
   Centrais Eletricas de Santa Catarina, Ser B ...........................          24,974         483,446
   Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference .....               1              33
   Cia Energetica do Ceara ...............................................           8,800         139,450
   Cia Paranaense de Energia, Ser B ......................................         233,952       5,055,224
   Confab Industrial .....................................................         212,983         620,797
   Eletropaulo Metropolitana Eletricidade de Sao Paulo ...................         288,661       6,070,082
   Embratel Participacoes ................................................              60               -
   Investimentos Itau ....................................................         225,900       1,669,863
   Lojas Americanas ......................................................               3              25
   Metalurgica Gerdau, Cl A ..............................................         260,223       4,598,259
   San Carlos Empreendimentos e Participacoes * (a) ......................             455               -
   Suzano Papel e Celulose ...............................................         160,725       1,526,887
   Telemar Norte Leste * .................................................           7,600         198,248
   Tractebel Energia, Ser B * (a) ........................................               1               -
   Universo Online .......................................................          68,850         355,986
                                                                                              ------------
   TOTAL PREFERRED STOCK
     (Cost $19,287,414) ..................................................                      28,324,102
                                                                                              ------------

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

RIGHT - 0.0%

                                                                                  SHARES         VALUE
                                                                                ----------    ------------
GMI Technology, Expires 08/25/10
  (Cost $0) .........................................................               23,074    $      1,372
                                                                                              ------------
TOTAL INVESTMENTS - 99.2%
  (Cost $529,427,509)+ ..............................................                         $657,456,945
                                                                                              ============

PERCENTAGES ARE BASED ON NET ASSETS OF $662,803,176.

*     NON-INCOME PRODUCING SECURITY.

(a) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2010, WAS $470,944 AND REPRESENTED 0.1% OF NET ASSETS.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL  -- CLASS
SER -- SERIES

      AMOUNTS DESIGNATED AS " -- " ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JULY 31, 2010, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $529,427,509, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $148,565,313 AND $(20,535,877), RESPECTIVELY.

      FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                                   JULY 31, 2010
                                                                     (UNAUDITED)

The summary of inputs used to value the Portfolio's net assets as of July 31, 2010 was as follows:

INVESTMENTS IN
SECURITIES                  LEVEL 1           LEVEL 2 +          LEVEL 3             TOTAL
------------------    ----------------    ---------------    -------------    ----------------
Common Stock
   Argentina          $      4,443,141    $            --    $          --    $      4,443,141
   Brazil                   40,614,960                 --                3          40,614,963
   Chile                    15,641,069                 --               --          15,641,069
   China                    41,717,853                 --          470,941          42,188,794
   Czech Republic            3,248,418                 --               --           3,248,418
   Egypt                            --          4,600,632               --           4,600,632
   Hong Kong                                   19,501,394               --          19,501,394
   Hungary                   1,574,944                 --               --           1,574,944
   India                    90,017,892                 --               --          90,017,892
   Indonesia                 4,540,690                 --               --           4,540,690
   Israel                           --            124,565               --             124,565
   Malaysia                 17,203,498                 --               --          17,203,498
   Mexico                   31,575,681                 --               --          31,575,681
   Pakistan                  3,466,727                 --               --           3,466,727
   Peru                      1,270,653                 --               --           1,270,653
   Philippines               4,510,439                 --               --           4,510,439
   Poland                   19,148,184                 --               --          19,148,184
   Russia                   24,408,545                 --               --          24,408,545
   Singapore                 6,539,838                 --               --           6,539,838
   South Africa             22,887,206                 --               --          22,887,206
   South Korea             126,031,763                 --               --         126,031,763
   Taiwan                   93,313,505                 --               --          93,313,505
   Thailand                 27,455,716                 --               --          27,455,716
   Turkey                   24,823,214                 --               --          24,823,214
                      ----------------    ---------------    -------------    ----------------
Total Common Stock         623,935,330          4,725,197          470,944         629,131,471
Preferred Stock             28,324,102                 --               --          28,324,102
Rights                           1,372                 --               --               1,372
                      ----------------    ---------------    -------------    ----------------
Total Investments
   in Securities      $    652,260,804    $     4,725,197    $     470,944    $    657,456,945
                      ================    ===============    =============    ================


                                             Investments in     Investments in    Investments in
                                                 Brazil             China          Common Stock
                                            ---------------    ---------------    ---------------
Beginning balance as of April 30, 2010      $            --      $          --    $            --
   Accrued discounts/premiums                            --                 --                 --
   Realized gain/(loss)                                  --                 --                 --
   Change in unrealized
     appreciation/(depreciation)                         --                 --                 --
   Net purchases/sales                                   --                 --                 --
   Net transfer in and/or out of Level 3                  3            470,941            470,944
                                            ---------------    ---------------    ---------------
   Ending balance as of July 31, 2010       $             3    $       470,941    $       470,944
                                            ===============    ===============    ===============

+     REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE OF THE
      UNITED STATES THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENTS FOLLOWING THE CLOSE OF LOCAL TRADING.

ACA-QH-003-0700

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         The Advisors' Inner Circle Fund

By (Signature and Title)             /s/ Philip T. Masterson
                                     -----------------------------------
                                     Philip T. Masterson
                                     President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)             /s/ Philip T. Masterson
                                     -----------------------------------
                                     Philip T. Masterson
                                     President

Date: September 27, 2010

By (Signature and Title)             /s/ Michael Lawson
                                     -----------------------------------
                                     Michael Lawson
                                     Treasurer, Controller & CFO

Date: September 27, 2010